Intangible Assets - Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 40,430	$ 41,527
Intangible assets with indefinite useful lives [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	38,320	39,395
Intangible assets with indefinite useful lives [member] | United States [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	22,129	22,172
Intangible assets with indefinite useful lives [member] | Rest of North America [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	42	42
Intangible assets with indefinite useful lives [member] | Mexico [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,977	3,067
Intangible assets with indefinite useful lives [member] | Colombia [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	2,870	3,320
Intangible assets with indefinite useful lives [member] | Rest of Middle Americas [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,432	3,655
Intangible assets with indefinite useful lives [member] | Brazil [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	0	1
Intangible assets with indefinite useful lives [member] | Rest of South America [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	724	681
Intangible assets with indefinite useful lives [member] | Europe [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	452	461
Intangible assets with indefinite useful lives [member] | South Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	3,029	3,289
Intangible assets with indefinite useful lives [member] | Rest of Africa [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	1,112	1,068
Intangible assets with indefinite useful lives [member] | China [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	440	427
Intangible assets with indefinite useful lives [member] | Rest of Asia Pacific [member]
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 1,113	$ 1,212